12 Other Receivables	12 Months Ended
Dec. 31, 2020
Other Receivables [Abstract]
Other Receivables
12	Other Receivables

	12.31.2020	12.31.2019
Fair value in the purchase and sale of power (Note 35.2.12)	689,531	460,635
Services in progress (a)	260,348	228,593
Credits on purchases of gas (12.1)	120,515	142,941
CDE Transfer (12.2)	60,433	61,898
Advance payments to suppliers (b)	36,609	24,073
Advance payments to employees	17,785	20,427
Derivatives fair value - forward contract (Note 35.2.3 - b)	23,308	-
Decommissioning in progress	36,855	21,238
Advance for severance estate	14,484	15,597
Tariff flag - CCRTB	7,194	19,545
Insurance entities	-	24,574
Other receivables	92,583	69,103
	1,359,645	1,088,624
Current	514,185	426,865
Noncurrent	845,460	661,759
CCRTB - Centralizing account of Tariff Flag Resources.
(a) This item refers to services currently in progress within the Company, most of which are related to the Research and Development and Energy Efficiency programs, which upon conclusion are offset against the respective liability recorded for this purpose.
(b) Advances to suppliers provided on contractual clauses.

12.1	Credits on purchases of gas - Compagás

This balance refers to the gas acquisition of contracted and guaranteed volumes, higher than those actually withdrawn and used, and contains a future compensation clause. Compagás has the right to use and offset this gas over the term of the contract up to one year after the closure, currently established in December 2023. According to the contractual provisions and consumption perspectives, derived from the review of the projects and scenarios for the next years, Compagás estimates to fully offset the contracted volumes in the course of its operation. Contracts with Petrobras provide for the right to assign this asset.

12.2	CDE Transfer

Balance in December 31, 2020 to be transferred by the CDE referring to tariff discounts on the tariffs applicable to users defined in accordance with article 13, item VII, of Law 10,438/2002 and Decree 7,891/2013. The amount transferred to Copel DIS for the period from June 2019 to May 2020, in accordance with Resolution 2,402/2018, was R$ 51,200 per month. As from June 2020, this amount was changed to R$ 47,005 per month, by Resolution 2,704, dated June 23, 2020, which approved the result of the last Annual Tariff Adjustment.